Related Party Transactions	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related party transactions

The spouse and mother-in-law of our director, Diana Pessin, participated in the private placement on January 23, 2017 and purchased a total of 4,411,765 shares at a price of $0.34 per share for a total purchase price of $1,500,000. Kelvin Claney, our Chief Executive Officer, participated in the private placement and purchased a total of 500,000 shares at a price of $0.34 per share for a total purchase price of $170,000.